CONDENSED CONSOLIDATED STATEMENTS OF MEZZANINE EQUITY AND STOCKHOLDERS' (DEFICIT) EQUITY - USD ($) $ in Thousands	Mezzanine Equity - Series C Preferred Stock Preferred Stock	Mezzanine Equity - Series C Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Dec. 31, 2022	$ 42,483
Balance at the beginning (in shares) at Dec. 31, 2022	40,000
Balance at the ending at Dec. 31, 2023	$ 42,483	$ 42,483
Balance at the ending (in shares) at Dec. 31, 2023	40,000	40,000
Balance at the beginning at Dec. 31, 2022			$ 742	$ 74,708	$ (72,043)	$ 3,407
Balance at the beginning (in shares) at Dec. 31, 2022			74,215,000
Increase (Decrease) in Temporary Equity
Net (loss) income					1,373	1,373
Preferred stock dividend accretion				(1,275)		(1,275)
Balance at the ending at Dec. 31, 2023			$ 742	73,433	(70,670)	3,505
Balance at the ending (in shares) at Dec. 31, 2023			74,215,000
Increase (Decrease) in Temporary Equity
Preferred stock dividend declared	$ 531
Balance at the ending at Mar. 31, 2024	$ 43,014
Balance at the ending (in shares) at Mar. 31, 2024	40,000
Increase (Decrease) in Temporary Equity
Net (loss) income					320	320
Preferred stock dividend accretion				(531)		(531)
Balance at the ending at Mar. 31, 2024			$ 742	72,902	(70,350)	3,294
Balance at the ending (in shares) at Mar. 31, 2024			74,215,000
Balance at the beginning at Dec. 31, 2023	$ 42,483	$ 42,483
Balance at the beginning (in shares) at Dec. 31, 2023	40,000	40,000
Balance at the ending at Sep. 30, 2024	$ 44,076
Balance at the ending (in shares) at Sep. 30, 2024	40,000
Balance at the beginning at Dec. 31, 2023			$ 742	73,433	(70,670)	3,505
Balance at the beginning (in shares) at Dec. 31, 2023			74,215,000
Increase (Decrease) in Temporary Equity
Net (loss) income						850
Balance at the ending at Sep. 30, 2024			$ 742	71,840	(69,820)	2,762
Balance at the ending (in shares) at Sep. 30, 2024			74,215,000
Balance at the beginning at Dec. 31, 2023	$ 42,483	$ 42,483
Balance at the beginning (in shares) at Dec. 31, 2023	40,000	40,000
Balance at the ending at Dec. 31, 2024	$ 42,483	$ 42,483
Balance at the ending (in shares) at Dec. 31, 2024	40,000	40,000
Balance at the beginning at Dec. 31, 2023			$ 742	73,433	(70,670)	3,505
Balance at the beginning (in shares) at Dec. 31, 2023			74,215,000
Increase (Decrease) in Temporary Equity
Net (loss) income					778	778
Preferred stock dividend accretion				(1,275)		(1,275)
Balance at the ending at Dec. 31, 2024			$ 742	72,158	(69,892)	3,008
Balance at the ending (in shares) at Dec. 31, 2024			74,215,000
Balance at the beginning at Mar. 31, 2024	$ 43,014
Balance at the beginning (in shares) at Mar. 31, 2024	40,000
Increase (Decrease) in Temporary Equity
Preferred stock dividend declared	$ 531
Balance at the ending at Jun. 30, 2024	$ 43,545
Balance at the ending (in shares) at Jun. 30, 2024	40,000
Balance at the beginning at Mar. 31, 2024			$ 742	72,902	(70,350)	3,294
Balance at the beginning (in shares) at Mar. 31, 2024			74,215,000
Increase (Decrease) in Temporary Equity
Net (loss) income					276	276
Preferred stock dividend accretion				(531)		(531)
Balance at the ending at Jun. 30, 2024			$ 742	72,371	(70,074)	3,039
Balance at the ending (in shares) at Jun. 30, 2024			74,215,000
Increase (Decrease) in Temporary Equity
Preferred stock dividend declared	$ 531
Balance at the ending at Sep. 30, 2024	$ 44,076
Balance at the ending (in shares) at Sep. 30, 2024	40,000
Increase (Decrease) in Temporary Equity
Net (loss) income					254	254
Preferred stock dividend accretion				(531)		(531)
Balance at the ending at Sep. 30, 2024			$ 742	71,840	(69,820)	2,762
Balance at the ending (in shares) at Sep. 30, 2024			74,215,000
Balance at the beginning at Dec. 31, 2024	$ 42,483	$ 42,483
Balance at the beginning (in shares) at Dec. 31, 2024	40,000	40,000
Increase (Decrease) in Temporary Equity
Preferred stock dividend declared	$ 531
Balance at the ending at Mar. 31, 2025	$ 43,014
Balance at the ending (in shares) at Mar. 31, 2025	40,000
Balance at the beginning at Dec. 31, 2024			$ 742	72,158	(69,892)	3,008
Balance at the beginning (in shares) at Dec. 31, 2024			74,215,000
Increase (Decrease) in Temporary Equity
Net (loss) income					(524)	(524)
Preferred stock dividend accretion				(531)		(531)
Balance at the ending at Mar. 31, 2025			$ 742	71,627	(70,416)	1,953
Balance at the ending (in shares) at Mar. 31, 2025			74,215,000
Balance at the beginning at Dec. 31, 2024	$ 42,483	$ 42,483
Balance at the beginning (in shares) at Dec. 31, 2024	40,000	40,000
Balance at the ending at Sep. 30, 2025	$ 44,076	$ 44,076
Balance at the ending (in shares) at Sep. 30, 2025	40,000	40,000
Balance at the beginning at Dec. 31, 2024			$ 742	72,158	(69,892)	3,008
Balance at the beginning (in shares) at Dec. 31, 2024			74,215,000
Increase (Decrease) in Temporary Equity
Net (loss) income						(2,338)
Balance at the ending at Sep. 30, 2025			$ 742	70,565	(72,230)	(923)
Balance at the ending (in shares) at Sep. 30, 2025			74,215,000
Balance at the beginning at Mar. 31, 2025	$ 43,014
Balance at the beginning (in shares) at Mar. 31, 2025	40,000
Increase (Decrease) in Temporary Equity
Preferred stock dividend declared	$ 531
Balance at the ending at Jun. 30, 2025	$ 43,545
Balance at the ending (in shares) at Jun. 30, 2025	40,000
Balance at the beginning at Mar. 31, 2025			$ 742	71,627	(70,416)	1,953
Balance at the beginning (in shares) at Mar. 31, 2025			74,215,000
Increase (Decrease) in Temporary Equity
Net (loss) income					(990)	(990)
Preferred stock dividend accretion				(531)		(531)
Balance at the ending at Jun. 30, 2025			$ 742	71,096	(71,406)	432
Balance at the ending (in shares) at Jun. 30, 2025			74,215,000
Increase (Decrease) in Temporary Equity
Preferred stock dividend declared	$ 531
Balance at the ending at Sep. 30, 2025	$ 44,076	$ 44,076
Balance at the ending (in shares) at Sep. 30, 2025	40,000	40,000
Increase (Decrease) in Temporary Equity
Net (loss) income					(824)	(824)
Preferred stock dividend accretion				(531)		(531)
Balance at the ending at Sep. 30, 2025			$ 742	$ 70,565	$ (72,230)	$ (923)
Balance at the ending (in shares) at Sep. 30, 2025			74,215,000